Shareholders' Capital (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 CAD ($) shares vote	Dec. 31, 2020 CAD ($) shares
Number of Common Shares
Vesting of share awards (in shares) | shares	3,013,000	2,922,000
Changes in equity [abstract]
Beginning balance | $	$ 578,213	$ 2,947,209
Vesting of share awards | $	6,389	7,216
Ending balance | $	$ 2,211,329	$ 578,213
Shareholders’ capital
Number of Common Shares
Beginning balance (in shares) | shares	561,227,000	558,305,000
Vesting of share awards (in shares) | shares	2,986,000	2,922,000
Ending balance (in shares) | shares	564,213,000	561,227,000
Changes in equity [abstract]
Beginning balance | $	$ 5,729,418	$ 5,718,835
Vesting of share awards | $	7,175	10,583
Ending balance | $	$ 5,736,593	$ 5,729,418
Preference shares
Preferred shares without nominal or par value (in shares) | shares	10,000,000
Issued on corporate acquisition (in shares) | shares	0
Ordinary shares
Voting rights, votes per share | vote	1